Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of current and non current provisions

	At December 31,
	2017	2016
	$m	$m
Current	70	73
Non-current	44	60
	114	133

Schedule of restructuring and other Provisions

		Other	Total
	Restructuring	provisions	provisions
	$m	$m	$m
At January 1, 2016	20	85	105
Acquisitions (Note 24)	—	42	42
Provided	28	32	60
Released	(12)	(17)	(29)
Paid	(11)	(31)	(42)
Exchange	(2)	(1)	(3)
At December 31, 2016	23	110	133
Provided	12	26	38
Released	(2)	(31)	(33)
Paid	(10)	(21)	(31)
Exchange	2	5	7
At December 31, 2017	25	89	114